Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 950,751	$ 862,944	$ 759,285
Long-lived assets	174,991	173,455	175,306
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	22,963	22,157	22,917
Long-lived assets	92,284	88,804	90,676
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	56,605	55,452	56,718
Long-lived assets	49,936	46,876	44,165
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	865,224	777,191	669,481
Long-lived assets	32,771	36,755	39,140
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 5,959	8,144	10,169
Long-lived assets		$ 1,020	$ 1,325